Shareholders' equity - Schedule of Stock by Class (Details) € / shares in Units, € in Millions	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Common stock, authorized amount | €	€ 126.0
Treasury stock, par or stated value per share (in EUR per share) | € / shares	€ 0.09
Common stock, shares, outstanding (in shares)	402,601,613	416,514,034	419,810,706
Number of treasury shares (in shares)	3,873,663	2,983,454	5,848,998
Number of issued shares (in shares)			425,659,704
Common and treasury stock, par or stated value per share (in EUR per share) | € / shares	€ 0.09
Cumulative Preferred Stock
Class of Stock [Line Items]
Cumulative preference shares; authorized (number of shares)	700,000,000
Cumulative preference shares; nominal value (in EUR per share) | € / shares	€ 0.09
Preferred stock, votes per share (in votes per share)	9
Number of issued shares (in shares)	0
Common Stock
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	699,999,000	699,999,000
Ordinary shares, nominal value (in EUR per share) | € / shares	€ 0.09	€ 0.09
Common stock, votes per share (in votes per share)	9
Common stock, shares, outstanding (in shares)	402,601,613	416,514,034
Number of issued shares (in shares)	406,475,276	419,497,488
Common Class B
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	9,000
Ordinary shares, nominal value (in EUR per share) | € / shares	€ 0.01
Common stock, votes per share (in votes per share)	1
Number of issued shares (in shares)	0